Additional Information: Condensed Financial Statements of the Company (Details) - Schedule of Condensed Statements of Comprehensive Income/(Loss) of the Parent Company - Parent [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Operating expenses	$ (4,289)	$ (10,399)	$ (50,638)
Loss before income tax	(4,472)	(10,266)	(50,925)
Loss from subsidiaries and former VIEs	(15,381)	(35,775)	(12,490)
Net loss	$ (19,853)	$ (46,041)	$ (63,415)